July 26, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004
Attn:  Filing Desk, Stop 1-4


                Re:  Van Kampen Focus Portfolios, Municipal Series 336
                     (File No. 333-41816)  (CIK No. 1024879)
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Gentlemen:

   In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on July 24, 2000.


                                                          Very truly yours,


                                                          VAN KAMPEN FUNDS INC.